Significant Accounting Policies - Depreciation Methods and Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Motor Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	15.00%
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Computer Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	30.00%
Furniture and Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	10.00%